Operating Segment and Geographic Information - Summary of Segment Results, Assets and Liabilities by Segments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Aeronautical services	$ 9,499,154	$ 8,280,522	$ 7,037,920
Non-aeronautical services	3,183,532	2,772,905	2,393,604
Cost of improvements to concession assets	1,440,204	1,312,491	1,676,037
Total revenues	14,122,890	12,365,918	11,107,561
Income from operations	7,244,652	6,281,731	5,234,892
Interest income	576,694	420,735	279,570
Interest expense	(1,012,411)	(619,207)	(381,708)
Gain on financial investment held for coverage	29,643	34,361	68,261
Depreciation and amortization for the year	(1,569,637)	(1,443,562)	(1,348,387)
Share of loss of associate	(947)	(10,620)	(11,728)
Income before income taxes	7,007,672	6,171,722	4,620,132
Income taxes expense	(1,869,041)	(1,440,641)	(1,266,573)
Total assets	39,550,502	39,517,532	36,051,462
Total liabilities	17,778,352	17,440,763	13,646,893
Investments in associates	35	11,016	21,636	$ 92,232
Net cash flows provided by operations activities	7,235,619	6,168,702	5,641,203
Net cash flow used in investing activities	(2,550,411)	(1,938,575)	(1,816,557)
Net cash flow used in financing activities	(6,166,694)	(1,687,316)	(1,771,185)
Additions to non-current as assets	26,101,558	25,065,260	24,887,954
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	9,499,154	8,280,522	7,037,920
Non-aeronautical services	3,176,708	2,768,205	2,393,072
Cost of improvements to concession assets	1,440,204	1,312,491	1,676,037
Total revenues	14,116,066	12,361,218	11,107,029
Income from operations	7,226,345	6,213,440	5,248,095
Interest income	346,813	344,991	191,186
Interest expense	(896,927)	(653,800)	(436,410)
Depreciation and amortization for the year	(1,538,542)	(1,433,750)	(1,340,182)
Income before income taxes	6,843,329	5,912,312	4,998,886
Income taxes expense	(1,719,131)	(1,318,770)	(1,275,454)
Total assets	33,041,609	32,848,928	32,276,543
Total liabilities	13,732,236	11,743,146	9,804,886
Net cash flows provided by operations activities	7,311,697	6,387,940	5,306,963
Net cash flow used in investing activities	(2,254,734)	(1,948,557)	(1,844,445)
Net cash flow used in financing activities	(5,116,178)	(3,686,573)	(1,678,613)
Additions to non-current as assets	25,372,263	24,746,263	24,709,652
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,824,677	2,426,289	2,039,875
Non-aeronautical services	796,739	645,997	565,381
Cost of improvements to concession assets	110,415	326,198	521,056
Total revenues	3,731,830	3,398,484	3,126,311
Income from operations	2,454,759	2,072,491	1,735,192
Interest income	112,569	105,328	71,363
Interest expense	(230,458)	(168,112)	(96,434)
Depreciation and amortization for the year	(310,882)	(295,445)	(268,391)
Income before income taxes	2,394,213	2,008,984	1,712,126
Income taxes expense	(584,439)	(442,764)	(430,926)
Total assets	9,773,884	9,289,847	8,602,939
Total liabilities	3,519,318	3,133,738	2,483,043
Net cash flows provided by operations activities	2,233,357	1,852,797	1,612,152
Net cash flow used in investing activities	(284,319)	(414,701)	(555,859)
Net cash flow used in financing activities	(1,552,530)	(1,144,341)	(616,854)
Additions to non-current as assets	5,665,570	5,796,853	5,757,015
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,344,122	1,158,896	974,023
Non-aeronautical services	326,214	304,023	265,700
Cost of improvements to concession assets	100,986	203,664	376,290
Total revenues	1,771,323	1,666,582	1,616,014
Income from operations	1,042,368	883,966	765,929
Interest income	44,954	45,775	11,374
Interest expense	(136,453)	(89,265)	(36,905)
Depreciation and amortization for the year	(180,904)	(161,892)	(153,645)
Income before income taxes	979,156	840,689	740,569
Income taxes expense	(210,874)	(152,631)	(175,261)
Total assets	5,729,156	5,541,186	5,322,674
Total liabilities	1,858,474	1,498,785	1,063,332
Net cash flows provided by operations activities	1,376,334	969,246	444,953
Net cash flow used in investing activities	(378,328)	(410,216)	(427,335)
Net cash flow used in financing activities	(681,179)	(560,617)	(15,492)
Additions to non-current as assets	3,729,013	3,615,601	3,411,502
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,088,417	989,137	828,073
Non-aeronautical services	399,427	371,939	313,309
Cost of improvements to concession assets	40,330	101,235	109,902
Total revenues	1,528,174	1,462,309	1,251,283
Income from operations	942,551	863,209	729,952
Interest income	43,471	53,166	25,813
Interest expense	(65,407)	(52,327)	(32,977)
Depreciation and amortization for the year	(153,230)	(142,763)	(139,500)
Income before income taxes	952,241	856,050	731,710
Income taxes expense	(225,833)	(184,506)	(181,021)
Total assets	3,918,644	3,875,465	3,589,999
Total liabilities	1,158,586	1,127,055	893,123
Net cash flows provided by operations activities	797,800	844,238	743,818
Net cash flow used in investing activities	(90,743)	(184,142)	(93,100)
Net cash flow used in financing activities	(739,684)	(436,447)	(506,223)
Additions to non-current as assets	2,356,638	2,432,387	2,456,977
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,244,106	1,111,293	895,586
Non-aeronautical services	698,891	618,468	520,347
Cost of improvements to concession assets	346,956	222,106	189,625
Total revenues	2,289,954	1,951,865	1,605,558
Income from operations	1,272,180	1,171,837	893,382
Interest income	54,836	65,601	34,894
Interest expense	(136,914)	(85,706)	(56,233)
Depreciation and amortization for the year	(217,858)	(201,241)	(188,376)
Income before income taxes	1,218,028	1,135,132	894,925
Income taxes expense	(336,560)	(288,786)	(278,486)
Total assets	4,166,561	4,133,283	4,042,519
Total liabilities	2,228,807	1,872,045	1,507,615
Net cash flows provided by operations activities	1,063,923	1,086,007	1,028,391
Net cash flow used in investing activities	(418,407)	(323,649)	(208,502)
Net cash flow used in financing activities	(942,796)	(825,018)	(380,419)
Additions to non-current as assets	2,976,072	2,762,873	2,638,572
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,419,674	1,290,079	1,169,114
Non-aeronautical services	543,878	496,477	438,575
Cost of improvements to concession assets	545,959	66,131	14,344
Total revenues	2,509,511	1,852,687	1,622,031
Income from operations	646,677	565,463	524,139
Interest income	6,431
Interest expense	(135,740)	(136,497)	(142,405)
Depreciation and amortization for the year	(354,963)	(344,861)	(333,924)
Income before income taxes	525,351	445,269	366,464
Income taxes expense	(128,246)	(107,062)	(97,113)
Total assets	3,039,158	3,068,476	4,017,963
Total liabilities	2,123,946	1,854,290	2,000,593
Net cash flows provided by operations activities	860,399	788,059	753,970
Net cash flow used in investing activities	(652,469)	(122,417)	(45,195)
Net cash flow used in financing activities	(931,248)	(287,859)	(272,823)
Additions to non-current as assets	5,924,992	5,604,397	6,117,021
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	306,118	272,941	245,090
Non-aeronautical services	82,922	62,481	68,399
Cost of improvements to concession assets	47,541	174,769	133,963
Total revenues	436,581	510,191	447,451
Income from operations	153,576	142,836	152,921
Interest income	13,722	26,798	15,414
Interest expense	(50,927)	(35,317)	(19,624)
Depreciation and amortization for the year	(72,635)	(59,241)	(49,111)
Income before income taxes	124,243	134,220	148,283
Income taxes expense	(19,098)	(12,382)	(31,073)
Total assets	1,747,518	1,715,227	1,629,746
Total liabilities	735,487	663,360	539,716
Net cash flows provided by operations activities	173,726	195,867	176,530
Net cash flow used in investing activities	(61,374)	(202,470)	(132,778)
Net cash flow used in financing activities	(107,021)	(77,101)	125,786
Additions to non-current as assets	1,128,854	1,134,216	1,002,690
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	484,798	386,726	318,114
Non-aeronautical services	148,119	116,686	91,680
Cost of improvements to concession assets	16,244	122,133	92,516
Total revenues	649,162	625,545	502,340
Income from operations	408,037	312,363	251,071
Interest income	19,502	15,648	11,819
Interest expense	(47,099)	(27,125)	(15,460)
Depreciation and amortization for the year	(61,073)	(52,836)	(47,960)
Income before income taxes	386,323	303,605	244,333
Income taxes expense	(99,963)	(69,271)	(59,545)
Total assets	1,632,722	1,475,581	1,308,647
Total liabilities	701,735	571,006	418,405
Net cash flows provided by operations activities	357,455	270,238	220,897
Net cash flow used in investing activities	(113,388)	(143,243)	(103,264)
Net cash flow used in financing activities	(155,344)	(123,028)	(88,231)
Additions to non-current as assets	990,782	967,981	859,982
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	787,242	645,162	568,015
Non-aeronautical services	180,517	152,133	129,681
Cost of improvements to concession assets	231,771	96,256	238,342
Total revenues	1,199,530	893,551	936,040
Income from operations	306,197	201,276	195,508
Interest income	51,327	32,674	20,509
Interest expense	(93,929)	(59,450)	(36,374)
Depreciation and amortization for the year	(186,997)	(175,472)	(159,275)
Income before income taxes	263,776	188,364	160,475
Income taxes expense	(114,118)	(61,368)	(22,028)
Total assets	3,033,967	3,749,862	3,762,056
Total liabilities	1,405,884	1,022,866	899,060
Net cash flows provided by operations activities	448,702	381,488	326,250
Net cash flow used in investing activities	(255,707)	(147,718)	(278,412)
Net cash flow used in financing activities	(6,374)	(232,161)	75,641
Additions to non-current as assets	2,600,342	2,431,955	2,465,893
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Non-aeronautical services	6,823	4,700	532
Total revenues	6,823	4,700	532
Total intersegment revenues	4,805,223	4,265,456	3,722,428
Income from operations	4,783,428	4,323,747	3,484,359
Interest income	1,065,159	750,350	451,089
Interest expense	(950,762)	(640,015)	(308,004)
Gain on financial investment held for coverage	29,643	34,361	68,261
Depreciation and amortization for the year	(31,095)	(9,813)	(8,205)
Share of loss of associate	(947)	(10,620)	(11,728)
Income before income taxes	4,929,463	4,514,866	3,118,808
Income taxes expense	(149,910)	(121,871)	8,881
Total assets	38,884,387	38,598,059	33,785,689
Total liabilities	13,911,464	13,871,716	10,226,807
Investments in associates	35	11,016	21,636
Net cash flows provided by operations activities	810,779	(105,808)	334,240
Net cash flow used in investing activities	4,959,209	4,839,982	3,546,981
Net cash flow used in financing activities	(6,305,402)	(2,830,743)	(3,611,664)
Additions to non-current as assets	729,295	318,997	178,302
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(4,805,223)	(4,265,456)	(3,722,428)
Income from operations	(4,765,120)	(4,255,456)	(3,497,562)
Interest income	(835,278)	(674,606)	(362,705)
Interest expense	835,278	674,606	362,705
Income before income taxes	(4,765,120)	(4,255,456)	(3,497,562)
Total assets	(32,375,494)	(31,929,455)	(30,010,770)
Total liabilities	(9,865,348)	(8,174,099)	(6,384,800)
Net cash flows provided by operations activities	(886,857)	(113,430)
Net cash flow used in investing activities	(5,254,886)	(4,830,000)	(3,519,092)
Net cash flow used in financing activities	$ 5,254,886	$ 4,830,000	$ 3,519,092